Trade and Other Payables	12 Months Ended
Dec. 31, 2023
Trade and other payables [Abstract]
Trade and other payables
11.	Trade and other payables

(a)	This balance is made up as follows:

	2023	2022
	S/(000)	S/(000)

Trade payables (b)	107,327	156,586
Interest payable (d)	29,828	26,611
Remuneration payable	27,792	22,245
Advances from customers	15,726	14,702
Taxes and contributions	17,225	11,347
Dividends payable, note 15(g)	10,322	9,764
Accounts payable related to the acquisition of property, plant and equipment, note 9(e)	9,379	14,560
Board of Directors’ fees	4,700	5,191
Guarantee deposits	3,488	4,127
Account payable to the principal and affiliates, note 22	516	2,686
Hedge finance cost payable	-	5,978
Other accounts payable	5,208	10,757
	231,511	284,554

(b)	Trade accounts payable result from the purchases of material, services and supplies for the Group’s operations, and mainly correspond to invoices payable to domestic suppliers. Trade payables are non-interest bearing and are normally settled within 60 to 120 days term.

(c)	Other payables are non-interest bearing and have an average term of 3 months.

(d)	Interest payable is normally settled semiannually throughout the financial year.